RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Transactions with Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Total remuneration	$ 7,198	$ 464	$ 7,956
Paid in capacity as directors	1,778	907	3,530
Other remuneration	5,420	(443)	4,426
Total fixed remuneration	949	911	942
Cost of pension	29	28	24
Total variable remuneration	6,249	(447)	7,014
Share based payments	$ 5,916	$ (829)	$ 7,014